Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in these condensed consolidated financial statements.

The consolidated assets, liabilities and results of operations prior to the reverse recapitalization are those of Holdings. The outstanding shares and corresponding capital amounts, and losses per share, prior to the reverse recapitalization, have been retroactively restated in accordance with Accounting Standards Codification 805, Business Combinations.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany transactions have been eliminated in consolidation.

The consolidated assets, liabilities and results of operations prior to the reverse recapitalization are those of Holdings. The outstanding shares and corresponding capital amounts, and losses per share, prior to the reverse recapitalization, have been retroactively restated in accordance with Accounting Standards Codification 805, Business Combinations.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period and accompanying notes. These estimates include those related to the useful lives and recoverability of long-lived and intangible assets, valuation of common stock warrants, income taxes and equity-based compensation, among others. NextNav bases estimates on historical experience, anticipated results and various other assumptions, including assumptions of future events, it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets, liabilities, equity, revenue and expenses, that are not readily apparent from other sources. Actual results and outcomes could differ materially from these estimates and assumptions.

Use of Estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period and accompanying notes. These estimates include those related to the useful lives and recoverability of long-lived and intangible assets, valuation of common stock warrants, income taxes and equity-based compensation, among others. NextNav bases estimates on historical experience, anticipated results and various other assumptions, including assumptions of future events, it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets, liabilities, equity, revenue and expenses, that are not readily apparent from other sources. Actual results and outcomes could differ materially from these estimates and assumptions.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company invests excess cash primarily in U.S. government agency bonds and money market funds. The Company classifies all marketable securities that have stated maturities of three months or less from the date of purchase as cash equivalents on the Condensed Consolidated Balance Sheets. The Company determines the appropriate classification of investments in marketable securities at the time of purchase and reevaluates such designation at each balance sheet date. The Company’s marketable securities are classified as trading and are measured at fair value with the related gains and losses, including unrealized, recognized in interest income (expense).

Cash and Cash Equivalents

Cash and cash equivalents include all cash in banks and highly liquid investments with an original maturity of three months or less when purchased. The combined account balances held on deposit at each institution typically exceed Federal Deposit Insurance Corporation (“FDIC”) insurance coverage and, as a result, there is a concentration of credit risk related to amounts on deposit in excess of FDIC insurance coverage. The Company reduces this risk by maintaining such deposits with high quality financial institutions that management believes are creditworthy.

Restricted Cash

Restricted Cash

Restricted cash represents deposits held in escrow in exchange for a letter of credit. The obligation under the letter of credit was satisfied in the current reporting period, with the restriction on the deposits removed.

Property and Equipment and Network under Construction

Property and Equipment and Network under Construction

Property and equipment, net of accumulated depreciation and network under construction are recorded at cost. Employee-related costs for construction of network assets are also capitalized during the construction phase. Expenditures for maintenance and repairs that do not materially extend the useful lives of property and equipment are charged to cost of goods sold (“COGS”) and selling, general and administrative (“SG&A”) as incurred. When property or equipment is retired or otherwise disposed of, the related property accounts are relieved of costs and accumulated depreciation and any resulting gain or loss is included in the Consolidated Statements of Comprehensive Loss.

NextNav records asset retirement obligations associated with the contractually required removal of property and equipment assets from leased properties. When an asset retirement obligation is identified, NextNav records the fair value of the obligation discounted at present value as a liability. The fair value of the obligation is also capitalized as property and equipment, which is amortized over the estimated remaining useful life of the associated asset. Accretion expense on the liability is recognized over the estimated life of the related assets.

Asset retirement obligations for the years ended December 31, 2021 and 2020 were:

	Year Ended December 31,
	2021	2020
	(in thousands)
Beginning Balance	$590	$501
Liabilities incurred	185	55
Liabilities settled	(36)	(37)
Accretion	236	71
Ending Balance	$975	$590

Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Pinnacle and TerraPoiNT network assets	5–8 years
Office equipment, furniture and software	2–5 years
Leasehold improvements	Shorter of the useful life or lease term

Software Development Costs

Software Development Costs

Research and development costs to develop software to be sold, leased or marketed are expensed as incurred up to the point of technological feasibility for the related software product. NextNav has not capitalized development costs for software to be sold, leased or marketed to date, as the software development process is essentially completed concurrent with the establishment of technological feasibility. As such, these costs are expensed as incurred and recognized in research and development costs in the Consolidated Statements of Comprehensive Loss.

Software developed for internal use, with no substantive plans to market such software at the time of development, are capitalized and included in intangible assets in the Consolidated Balance Sheets. Costs incurred during the preliminary planning and evaluation and post implementation stages of the project are expensed as incurred. Costs incurred during the application development stage of the project are capitalized. In 2021 and 2020, the Company capitalized $0.2 million and $0.7 million, respectively, of development costs related to internal use software.

Internal use software is amortized over a 3 year useful life. Amortization was $0.3 million and $0.1 million for the years ended December 31, 2021 and 2020, respectively.

Long Lived Assets

Long Lived Assets

NextNav’s property and equipment and network under construction are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, impairment is determined by comparing the carrying value of these long-lived assets to management’s probability weighted estimate of the future undiscounted cash flows expected to result from the use of the asset or asset group. In the event an impairment exists, a loss is recognized based on the amount by which the carrying value exceeds the fair value of the asset group.

Indefinite-Lived Intangible assets

Indefinite-Lived Intangible assets

NextNav holds wireless Multilateration Location and Monitoring Service (“LMS”) licenses. Certain general regulatory requirements apply to all licensed wireless spectrum, including, for example, certain build-out or “substantial service” requirements, which generally must be satisfied as a condition to the license. NextNav is actively engaged in either meeting such requirements currently or seeking an extension of such requirements from the Federal Communications Commission (“FCC”) for each of its LMS licenses. Although licenses are issued by the FCC for only a fixed time, ten years, such licenses are subject to renewal by the FCC, based on the achievement of certain milestones and a finding that such renewal would serve the public interest. Upon renewal, the licenses are granted for additional ten-year periods. All of NextNav’s licenses are up for renewal at the same time. Renewal of NextNav’s licenses has occurred previously and at nominal cost. As a result, NextNav treats its wireless LMS spectrum licenses as an indefinite-lived intangible asset. NextNav reevaluates the useful life determination for wireless licenses each year to determine whether events and circumstances continue to support an indefinite useful life. Costs incurred to maintain the FCC licenses are recorded in operating expenses.

NextNav assesses indefinite-lived intangible assets for potential impairment annually as of October 1 or during the year if an event or other circumstance indicates that NextNav may not be able to recover the carrying amount of the asset. In evaluating indefinite-lived intangible assets for impairment, NextNav first assesses qualitative factors to determine whether it is more likely than not that the fair value of the asset is less than its carrying amount. If NextNav concludes that it is not more likely than not that the fair value of the asset is less than its carrying value, then no further testing is required. However, if NextNav concludes that it is more likely than not that the fair value of the asset is less than its carrying value, then NextNav performs a two-step impairment test to identify potential impairment and measures the amount of impairment it will recognize, if any.

Based on its qualitative assessment performed for the years ended December 31, 2021 and 2020, NextNav concluded that it was not more likely than not that the fair value of its indefinite-lived asset is less than its carrying amount, and as such, no impairment exists.

Revenue

Revenue

The following table presents the Company’s revenue disaggregated by category and source:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
	(in thousands)		(in thousands)
Commercial	$1,302	$205	$2,482	$205
Government contracts	7	5	17	256
Equipment sales	112	6	121	6
Total revenue	$1,421	$216	$2,620	$467

Revenue

NextNav derives its revenue from indoor and dense-urban positioning technology, products and services including revenue generated through technology demonstration and assessment contracts with customers, support services provided to customers, sales of equipment, and licensing of proprietary technology.

The Company recognizes revenue when an arrangement exists, services, equipment or access to licensed technology are delivered, the transaction price is determined, the arrangement has commercial substance, payment terms are determined and collection of consideration is probable.

The Company sells software licenses and services through arrangements that may bundle software, equipment, and other services. When the Company determines that it has separate distinct performance obligations, the Company allocates the bundled contract price among the various performance obligations based on each deliverable’s stand-alone selling price. If the stand-alone selling price is not directly observable, the Company estimates the amount to be allocated for each performance obligation based on observable market transactions. When the Company determines the performance obligations are not distinct, the Company recognizes revenue on a combined basis as the obligation is satisfied. To the extent the Company’s contracts include variable consideration, the transaction price includes both fixed and variable consideration. The variable consideration contained within the Company’s contracts with customers may include discounts, credits and other similar items. When a contract includes variable consideration, the Company evaluates the estimate of the variable consideration to determine whether the estimate needs to be constrained; therefore, the Company includes the variable consideration in the transaction price only to the extent that it is probable that a significant reversal of the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

NextNav recognizes equipment sales and the related costs when control of the equipment passes to the customer, typically upon shipment. The Company has made an accounting policy election to account for shipping activities, consisting of direct costs to ship products performed after the control of a product has been transferred to the customer, in cost of goods sold. Customers do not have rights of return without NextNav’s prior consent. Revenue pursuant to licensing agreements for NextNav’s technology represents performance obligations that are satisfied over time. NextNav recognizes support services ratably over the periods in which the services are provided; the related costs are expensed as incurred.

The timing of revenue recognition, billings and cash collections results in billed accounts receivable, unbilled receivables, and deferred revenue on the Consolidated Balance Sheets. The Company bills amounts under its agreed-upon contractual terms at periodic intervals for services, upon shipment for equipment, or upon achievement of contractual milestones or as work progresses. Billing may occur subsequent to revenue recognition, resulting in accounts receivable. The Company may also receive payments from customers before revenue is recognized, resulting in deferred revenue.

The following table presents the Company’s revenue disaggregated by category and source:

	Year Ended December 31,
	2021	2020
	(in thousands)
Commercial	$400	$—
Government contracts	303	416
Equipment sales	37	113
Other	23	40
Total revenue	$763	$569

Contract Balances

Contract Balances

Accounts receivable are billed and unbilled amounts related to the Company’s rights to consideration as performance obligations are satisfied when the rights to payment become unconditional but for the passage of time. As of June 30, 2022 and December 31, 2021, the Company’s accounts receivable balances were comprised of $1.0 million and $1.7 million, respectively.

Contract liabilities relate to amounts billed in advance, or advance consideration received from customers, for which transfer of control of the good or service occurs at a later point in time. As of June 30, 2022 and December 31, 2021, the Company’s contract liabilities were $10 thousand and $1.6 million, respectively.

Contract Balances

Accounts receivable are billed and unbilled amounts related to the Company’s rights to consideration as performance obligations are satisfied when the rights to payment become unconditional but for the passage of time. As of December 31, 2021 and 2020 the Company’s accounts receivable balances were comprised of $1.7 million and $0.1 million, respectively.

Contract liabilities relate to amounts billed in advance, or advance consideration received from customers, for which transfer of control of the good or service occurs at a later point in time. As of December 31, 2021 the Company’s contract liabilities were $1.6 million. The Company had no contract liabilities as of December 31, 2020.

Cost of Goods Sold

Cost of Goods Sold

COGS consist of personnel-related expenses, including salaries, benefits and stock-based compensation, and allocated facility costs for the Company’s operations and manufacturing teams. COGS also includes expenses for site leases, cost of equipment, and professional services related to the installation and maintenance of the equipment at each leased site.

Research and Development Costs

Research and Development Costs

Research and development expenses consist of personnel-related expenses, including salaries, benefits and stock-based compensation, and allocated facility costs for the Company’s research and development functions. Research and development costs also include outside professional services for software and hardware development, cloud hosting costs, and software licensing costs.

Selling, General and Administrative

Selling, General and Administrative

SG&A expenses consist of personnel-related expenses, including salaries, benefits and stock-based compensation, and allocated facility costs for the Company’s business development, marketing, corporate, executive, finance legal, human resources, IT and other administrative functions. SG&A expenses also include expenses for outside professional services, including legal, auditing and accounting services, recruitment expenses, travel expenses and certain non-income taxes, insurance and other administrative expenses.

Equity-Based Compensation

Equity-Based Compensation

Measurement of equity-based compensation with employees is based on the estimated grant date fair value of the equity instruments issued. The fair value of stock options is determined using the Black-Scholes option pricing model. The fair value of restricted stock awards is based on the closing price of NextNav’s common stock on the date of grant. NextNav recognizes equity-based compensation on a straight-line basis over the requisite service period of the grant, which is generally equal to the vesting period. NextNav accounts for forfeitures as they occur.

The following details the amount of stock-based compensation included in cost of goods sold, research and development, and selling, general and administrative expenses:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
	(in thousands)		(in thousands)
Cost of goods sold	$539	$54	$1,183	$54
Research and development	1,506	128	3,300	272
Selling, general and administrative	4,718	143	9,475	362
Total stock-based compensation expense	$6,763	$325	$13,958	$688

Equity-Based Compensation

Measurement of equity-based compensation with employees is based on the estimated grant date fair value of the equity instruments issued. The fair value of stock options is determined using the Black-Scholes option pricing model. The fair value of restricted stock awards is based on the closing price of NextNav’s common stock on the date of grant. NextNav recognizes equity-based compensation on a straight-line basis over the requisite service period of the grant, which is generally equal to the vesting period. NextNav accounts for forfeitures as they occur.

The following details the amount of stock-based compensation included in cost of goods sold, research and development, and selling, general and administrative expenses:

	Year Ended December 31,
	2021	2020
	(in thousands)
Cost of goods sold	$232	$893
Research and development	621	1,994
Selling, general and administrative	822	4,476
Total stock-based compensation expense	$1,675	$7,363

Basic and Diluted Net Loss per Share

Basic and Diluted Net Loss per Share

Basic loss per share (“EPS”) excludes dilution for common share equivalents and is computed by dividing net loss available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted EPS is based on the weighted-average number of shares of common stock outstanding during each period, adjusted for the effect of dilutive common share equivalents.

Restricted shares are included in the computation of basic EPS as they vest and are included in diluted EPS, to the extent they are dilutive, determined using the treasury stock method. Outstanding options and warrants are included in the computation of diluted EPS, to the extent they are dilutive, determined using the treasury stock method.

The determination of the diluted weighted average shares is included in the following calculation of EPS:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
	(in thousands, except per share amounts)
Numerator
Net loss (income)	$(827)	$38,975	$8,884	$66,043
Less: cumulative change in redemption value of preferred units	—	5,643	—	13,831
Net loss (income) attributable to common stockholders	$(827)	$44,618	$8,884	$79,874

Denominator
Weighted average shares – basic	101,071	7,346	99,886	7,346
Weighted average shares – diluted	102,381	7,346	99,886	7,346
Basic (earning) loss per share	$(0.01)	$6.07	$0.09	$10.87
Diluted (earning) loss per share	$(0.01)	$6.07	$0.09	$10.87

The following details anti-dilutive unvested restricted stock units, as well as the anti-dilutive effects of the outstanding warrants, stock options and preferred units:

	Three Months Ended June 30,		Six Months Ended June 30,
Antidilutive Shares Excluded	2022	2021	2022	2021
	(in thousands)		(in thousands)
Warrants	18,750	17,667	18,750	17,667
Stock Options	616	2,061	2,399	2,061
Unvested Restricted Stock Units	3,207	112	3,251	112
Unvested Restricted Stock Awards	—	—	1,276	—
Preferred units	—	47,652	—	47,652

Basic and Diluted Net Loss per Share

Basic loss per share (“EPS”) excludes dilution for common share equivalents and is computed by dividing net loss available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted EPS is based on the weighted-average number of shares of common stock outstanding during each period, adjusted for the effect of dilutive common share equivalents.

Restricted shares are included in the computation of basic EPS as they vest and are included in diluted EPS, to the extent they are dilutive, determined using the treasury stock method. Outstanding options are included in the computation of diluted EPS, to the extent they are dilutive, determined using the treasury stock method. The AT&T Warrant issued by NextNav entitles AT&T to purchase an aggregate of 4,320,133 shares of NextNav’s common stock at an exercise price of $0.01. The AT&T Warrant is expected to be net settled upon redemption, resulting in an issuance of 4,315,813 of NextNav’s common stock. The exercise price represents little consideration compared to the Company’s common stock and there are no other vesting conditions or contingencies associated with them. Accordingly, they are included in the basic EPS calculation during the applicable period.

The Company has not considered the effect of the warrants to purchase an aggregate of 18,750,000 shares in the calculation of diluted loss per share, since the exercise of the warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive.

The determination of the diluted weighted average shares is included in the following calculation of EPS:

	Year Ended December 31,
	2021	2020
	(in thousands, except per share amounts)
Numerator
Net loss	$144,666	$137,336
Less cumulative change in redemption value of preferred units	13,831	33,072
Net loss attributable to common stockholders	$158,497	$170,408

Denominator
Weighted average shares – basic and diluted	23,561	7,346

Basic and diluted loss per share	$6.73	$23.20

The following details anti-dilutive unvested restricted stock units, as well as the anti-dilutive effects of the outstanding warrants, stock options and preferred units:

	December 31,
Antidilutive Shares Excluded	2021	2020
	(in thousands)
Warrants	18,750	16,287
Stock Options	1,950	2,025
Unvested Restricted Stock Units	2,896	168
Unvested Restricted Stock Awards	1,070	—
Preferred units	—	47,652

Income Taxes

Income Taxes

Income taxes are accounted for using the asset and liability method. Deferred income taxes are provided for temporary differences in recognizing certain income, expense and credit items for financial reporting purposes and tax reporting purposes. Such deferred income taxes primarily relate to the difference between the tax bases of assets and liabilities and their financial reporting amounts. Deferred tax assets and liabilities are measured by applying enacted statutory tax rates applicable to the future years in which deferred tax assets or liabilities are expected to be settled or realized. Excess tax benefits and tax deficiencies are recognized in the income tax provision in the period in which they occur.

The Company records a valuation allowance when it determines, based on available positive and negative evidence, that it is more-likely-than-not that some portion or all of its deferred tax assets will not be realized. The Company determines the realizability of its deferred tax assets primarily based on the reversal of existing taxable temporary differences and projections of future taxable income (exclusive of reversing temporary differences and carryforwards). In evaluating such projections, the Company considers its history of profitability, the competitive environment, and general economic conditions. In addition, the Company considers the time frame over which it would take to utilize the deferred tax assets prior to their expiration.

For certain tax positions, the Company uses a more-likely-than-not threshold based on the technical merits of the tax position taken. Tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of tax benefits determined on a cumulative probability basis, which are more-likely-than-not to be realized upon ultimate settlement in the financial statements. The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense.

Foreign Currency Translation

Foreign Currency Translation

The functional currency of NextNav’s foreign subsidiaries is generally the local currency. Assets and liabilities are translated into U.S. dollars at the exchange rate in effect at the Consolidated Balance Sheet date. Operating accounts are translated at an average rate of exchange for the respective accounting periods. Translation adjustments resulting from the process of translating foreign currency financial statements into U.S. dollars are reported as a component of accumulated other comprehensive loss. Transaction gains and losses reflected in the functional currencies are charged to income or expense at the time of the transaction.

Net transaction gains (losses) from foreign currency contracts recorded in the Consolidated Statements of Comprehensive Loss were immaterial for the fiscal years ended December 31, 2021 and 2020. The only component of other comprehensive loss is currency translation adjustments for all periods presented. No income tax expense was allocated to the currency translation adjustments.

Segments

Segments

NextNav operates as one operating segment. NextNav’s chief operating decision maker is its Chief Executive Officer, who reviews financial information presented on an entity-wide basis for purposes of making operating decisions, assessing financial performance and allocating resources. Substantially all long-lived tangible assets are located in the United States.

For the year ended December 31, 2021, three customers accounted for 40%, 31%, and 19% of total revenue. For the year ended December 31, 2020, three customers accounted for 53%, 27%, and 18% of total revenue.

Adopted Accounting Pronouncements

Adopted Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842) (“ASU 2016-02”), which requires lessees to recognize lease assets and lease liabilities on the Consolidated Balance Sheet for those leases classified as operating leases under current U.S. GAAP. ASU 2016-02 requires that a lessee should recognize a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term on the Consolidated Balance Sheet. The new guidance also requires qualitative and quantitative disclosures related to the nature, timing and uncertainty of cash flows arising from leases. In July 2018, the FASB amended the new lease standard which, among other changes, allows a company to elect to adopt ASU 2016-02 using a transition option whereby a cumulative effect adjustment is recorded to the opening balance of its retained earnings on the adoption date. The Company has elected to use this modified retrospective transition option and recorded a cumulative effect adjustment to retained earnings of $0.5 million, net of tax, as of January 1, 2022. The Company also elected certain practical expedients permitted under the transition guidance, including to retain the historical lease classification as well as relief from reviewing expired or existing contracts to determine if they contain leases. The adoption of ASU 2016-02 resulted in the recognition of operating lease right-of-use assets and liabilities of $13.4 million and $10.5 million, respectively. The standard did not have a significant effect on the Condensed Consolidated Statements of Comprehensive Loss and Cash Flows. See Note 4 for additional lease disclosures.

In December 2019, FASB issued ASU 2019-02, Simplifying the Accounting for Income Taxes (Topic 740) (“ASU 2019-12”), which is intended to improve consistency and simplify several areas of existing guidance. ASU 2019-12 removes certain exceptions to the general principles related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12 is effective for the Company’s fiscal year beginning January 1, 2022. The Company adopted this ASU as of January 1, 2022. The adoption did not have a material impact on the consolidated financial statements.

Adopted Accounting Pronouncements

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. The Company early adopted ASU 2020-06 effective January 1, 2021. The adoption of ASU 2020-06 did not have an impact on the Company’s consolidated financial statements.

Recent Accounting Developments Not Yet Adopted

Recent Accounting Developments Not Yet Adopted

In June 2016, FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326) (“ASU 2016-13”), which requires that an entity measure and recognize expected credit losses for financial assets held at amortized cost and replaces the incurred loss impairment methodology in current U.S. GAAP with a methodology that requires consideration of a broader range of information to estimate credit losses. The guidance also modifies the impairment model for available-for-sale debt securities. ASU 2016-13 is effective for the Company’s fiscal year beginning January 1, 2023. The Company is continuing to assess the potential impacts of ASU 2016-13 on its financial statements.

Recent Accounting Developments Not Yet Adopted

In February 2016, FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”), which requires lessees to recognize lease assets and lease liabilities on the Consolidated Balance Sheet for those leases classified as operating leases under current U.S. GAAP. ASU 2016-02 requires that a lessee should recognize a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term on the Consolidated Balance Sheet. The new guidance also requires qualitative and quantitative disclosures related to the nature, timing and uncertainty of cash flows arising from leases. The guidance is effective for the Company’s fiscal year beginning January 1, 2022, with early adoption permitted. The Company will adopt the standard using the modified retrospective transition method as of January 1, 2022 and will not apply the standard to the comparative periods presented in the year of adoption. The Company will use the package of transition practical expedients outlined in the transition guidance. In July 2018, the FASB amended the new lease standard which, among other changes, allows a company to elect to adopt ASU 2016-02 using a transition option whereby a cumulative effect adjustment is recorded to the opening balance of its retained earnings on the adoption date. The Company has elected to use this transition option to record a cumulative effect adjustment to retained earnings as of January 1, 2022.

The Company is currently assessing the impact of the new standard on its financial statements and expects to recognize right-of-use lease assets for operating leases of approximately $9.2 million to $9.8 million, related lease liabilities of approximately $10.2 million to $10.9 million and cumulative adjustment to opening retained earnings of approximately $0.3 million to $0.7 million. The Company’s estimate represents the net present value of lease payments from all lease obligations that are currently classified as operating leases, such as real estate leases for corporate headquarters and site/shelter leases, that commenced on or before January 1, 2022. The Consolidated Statements of Comprehensive Loss and Cash Flows recognition of lease expense are not expected to significantly change from the current methodology.

In June 2016, FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326) (“ASU 2016-13”), which requires that an entity measure and recognize expected credit losses for financial assets held at amortized cost and replaces the incurred loss impairment methodology in current U.S. GAAP with a methodology that requires consideration of a broader range of information to estimate credit losses. The guidance also modifies the impairment model for available-for-sale debt securities. ASU 2016-13 is effective for the Company’s fiscal year beginning January 1, 2023. The Company is continuing to assess the potential impacts of ASU 2016-13 on its financial statements.

In December 2019, FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes (Topic 740) (“ASU 2019-12”), which is intended to improve consistency and simplify several areas of existing guidance. ASU 2019-12 removes certain exceptions to the general principles related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12 is effective for the Company’s fiscal year beginning January 1, 2022. The Company is evaluating the impact of the adoption of this ASU and does not expect the impact to be material.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Unaudited Interim Financial Information

Unaudited Interim Financial Information

The condensed consolidated financial statements as of June 30, 2022 are unaudited. These interim financial statements of NextNav have been prepared in accordance with U.S. GAAP and SEC instructions for interim financial information and should be read in conjunction with NextNav’s Annual Report on Form 10-K for the year ended December 31, 2021 (the “2021 Form 10-K”), which the Company filed with the SEC on March 23, 2022.

The unaudited condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and reflect, in management’s opinion, all adjustments of a normal, recurring nature that are necessary for the fair statement of the Company’s balance sheets, results of operations, and cash flows for the three-month periods, but are not necessarily indicative of the results expected for the full fiscal year or any other period.

There have been no changes to the Company’s significant accounting policies described in the 2021 Form 10-K that have had a material impact on these condensed consolidated financial statements and related notes.

Leases

Leases

NextNav leases office space under a non-cancellable lease as well as site leases for towers and shelters under operating leases related to its network under construction. Site leases are entered into throughout the United States under which NextNav receives the rights to install equipment used to transmit its services over its licensed spectrum. The Company, at the inception of the contract, determines whether a contract is or contains a lease based on assessment of the terms and conditions of the contract. The Company classifies leases with contractual terms longer than twelve months as either operating or finance. The Company has elected not to recognize lease assets and liabilities for its short-term leases, which are defined as leases with an initial term of twelve months or less.

The Company’s leases may include options to extend or terminate the lease. The option to renew may be automatic, at the option of NextNav or mutually agreed to between the landlord and NextNav. Lease terms include the non-cancellable term and periods under options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.

The Company’s lease agreements generally contain lease and non-lease components. Payments under the lease arrangements are primarily fixed. Non-lease components primarily include payments for utilities and maintenance. The Company combines fixed payments for non-lease components with lease payments and account for them together as a single lease component which increases the amount of the Company’s lease assets and liabilities. Certain lease agreements contain variable payments, which are expensed as incurred and not included in the lease assets and liabilities. These amounts include payments for common area maintenance.

Lease assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate, because the interest rate implicit in the Company’s leases is not readily determinable. The Company’s incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. Lease assets are reduced by landlord incentives, plus any direct costs from executing the leases or lease prepayments reclassified from “Other current assets” upon lease commencement.

Operating lease assets and liabilities are included on the Condensed Consolidated Balance Sheet beginning January 1, 2022. Operating lease expense is recognized on a straight-line basis over the lease term. Monthly rent expense includes any site related utility payments or other fees such as administrative or up-front fees contained in the lease agreements that are determinable upon execution of the lease agreement.